CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues		$ 989	$ 901	$ 2,114	$ 1,967
Other income		43	39	67	52
Direct operating costs	[1]	(419)	(308)	(903)	(612)
Management service costs		(22)	(32)	(43)	(68)
Interest expense		(341)	(315)	(704)	(621)
Share of loss from equity-accounted investments		(7)	(3)	(22)	0
Foreign exchange and financial instruments gain (loss)		37	(7)	66	108
Depreciation		(312)	(327)	(657)	(633)
Other		(24)	50	2	11
Remeasurement of BEPC exchangeable and class B shares		(277)	380	271	(683)
Income tax (expense) recovery
Current income taxes		(9)	(34)	(29)	(72)
Deferred		3	16	(10)	(9)
Total income tax expense		(6)	(18)	(39)	(81)
Net income (loss)		(339)	360	152	(560)
Profit (loss), attributable to [abstract]
The partnership		(342)	291	149	(774)
Net income (loss)		(339)	360	152	(560)
Non-controlling interests
Revenues		564	494	1,201	1,106
Other income		(31)	(8)	(27)	(7)
Direct operating costs		(246)	(176)	(551)	(340)
Management service costs		0	0	0	0
Foreign exchange and financial instruments gain (loss)
Depreciation
Remeasurement of BEPC exchangeable and class B shares
Income tax (expense) recovery
Current income taxes		(5)	(24)	(19)	(52)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income (loss)		1	68	2	211
Profit (loss), attributable to [abstract]
Net income attributable to non-controlling interests		1	68	2	211
Net income (loss)		1	68	2	211
Participating non-controlling interests – in a holding subsidiary held by the partnership
Income tax (expense) recovery
Net income (loss)		2	1	1	3
Profit (loss), attributable to [abstract]
Net income attributable to non-controlling interests		2	1	1	3
Net income (loss)		$ 2	$ 1	$ 1	$ 3

[1]	Direct operating costs exclude depreciation expense disclosed below.